Shareholders' capital - Stock Option Activity (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares
Number of awards
Beginning balance (in shares) | shares	6,292,642	6,738,856	6,738,856
Granted (in shares) | shares	1,113,775	1,166,717	1,166,717
Exercised (in shares) | shares	(3,882,505)	(1,589,211)	(1,589,211)
Forfeited (in shares) | shares	0	(23,720)	(23,720)
Ending balance (in shares) | shares	3,523,912	6,292,642	6,292,642	6,738,856
Exercisable (in shares) | shares	1,735,241
Weighted average exercise price
Beginning balance (CAD per share) | $ / shares	$ 11.61		$ 11.18
Granted (CAD per share) | $ / shares	14.96		12.80
Exercised (CAD per share) | $ / shares	11.23		10.66
Forfeited (CAD per share) | $ / shares	0		12.80
Ending balance (CAD per share) | $ / shares	13.09		$ 11.61	$ 11.18
Exercisable (CAD per share) | $ / shares	$ 12.57
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	5 years 10 months 13 days	5 years 9 months	5 years 9 months	6 years 3 months 25 days
Granted, weighted average remaining contractual term	8 years	8 years	8 years
Exercised shares, weighted average remaining contractual term	4 years 5 months 12 days	5 years 7 days	5 years 7 days
Exercisable , weighted average remaining contractual term	5 years 5 months 4 days
Beginning balance, aggregate intrinsic value | $	$ 13,342		$ 19,380
Granted, aggregate intrinsic value | $	0		0
Exercised, aggregate intrinsic value	6,225	$ 5,059
Ending balance, aggregate intrinsic value | $	18,609		$ 13,342	$ 19,380
Exercisable, aggregate intrinsic value | $	$ 14,559